Transactions with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Transaction with Related Parties [Abstract]
Due to related parties	$ 220		$ 615
Payment of dividends on preferred shares	$ 915	$ 917
Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Dividend rate percentage	4.00%
Preferred stock, shares outstanding (in shares)	50,726		50,726
Payment of dividends on preferred shares	$ 26	26
Accrued dividends payable	$ 2		$ 2
Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Dividend rate percentage	5.00%
Preferred stock, shares outstanding (in shares)	1,423,912		1,423,912
Payment of dividends on preferred shares	$ 889	$ 889
Dividend per share (in dollars per share)	$ 0.625	$ 0.625
Accrued dividends payable	$ 79		$ 84
Related Party [Member] | Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Due to related parties	100		$ 485
Related Party [Member] | Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount	480	$ 532
Related Party [Member] | Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount	$ 172	160
Related Party [Member] | Mango Shipping Corp. [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	0		0
Related Party [Member] | Mango Shipping Corp. [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	1,314,792		1,314,792
Payment of dividends on preferred shares	$ 822	$ 822
Accrued dividends payable	$ 68		$ 68
Related Party [Member] | Andreas Michalopoulos [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	0		0
Related Party [Member] | Andreas Michalopoulos [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, shares outstanding (in shares)	56,342		56,342